CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Total	Common Stock	Additional Paid-In Capital	Accumulated Deficit
Balance, shares at Dec. 31, 2018		40,504,005
Balance, amount at Dec. 31, 2018	$ 591,065	$ 40,504	$ 5,184,493	$ (4,633,932)
Amortization of stock option and warrant expense	566,019	$ 0	566,019	0
Common stock issued for cash, net, shares		745,778
Common stock issued for cash, net, amount	288,001	$ 746	287,255	0
Net loss	(980,225)	$ 0	0	(980,225)
Balance, shares at Dec. 31, 2019		41,249,783
Balance, amount at Dec. 31, 2019	464,860	$ 41,250	6,037,767	(5,614,157)
Amortization of stock option and warrant expense	690,571	0	690,571	0
Net loss	(1,498,926)	0	0	(1,498,926)
Beneficial conversion feature	336,300	$ 0	336,300	0
Common stock issued for services, shares		1,250,000
Common stock issued for services, amount	96,787	$ 1,250	95,537	0
Balance, shares at Dec. 31, 2020		42,499,783
Balance, amount at Dec. 31, 2020	$ 89,592	$ 42,500	$ 7,160,175	$ (7,113,083)